UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS RREEF Real Estate Securities Fund

	Shares	Value ($)

Common Stocks 99.1%
Real Estate Investment Trusts (“REITs”) 95.4%
Apartments 18.2%
Apartment Investment & Management Co. "A"	1,198,997	69,170,137
Archstone-Smith Trust	2,801,671	152,074,702
AvalonBay Communities, Inc.	816,907	106,197,910
BRE Properties, Inc. "A"	370,900	23,422,335
Equity Residential	479,825	23,141,960
Essex Property Trust, Inc.	333,509	43,182,745

		417,189,789
Health Care 7.2%
Cogdell Spencer, Inc.	560,850	11,817,110

Health Care REIT, Inc. (a)	1,322,200	58,044,580
LTC Properties, Inc.	805,074	20,859,467
Nationwide Health Properties, Inc. (a)	1,469,463	45,935,413
Senior Housing Properties Trust	1,195,450	28,571,255

		165,227,825
Hotels 8.1%
DiamondRock Hospitality Co.	1,724,800	32,771,200
FelCor Lodging Trust, Inc.	1,591,090	41,320,607
Host Hotels & Resorts, Inc. (a)	2,973,850	78,241,993
LaSalle Hotel Properties	740,649	34,336,488

		186,670,288
Industrial 7.2%
AMB Property Corp.	1,264,950	74,366,410
ProLogis	1,414,748	91,859,588

		166,225,998
Manufactured Homes 1.0%
Equity Lifestyle Properties, Inc.	425,694	22,991,733
Office 19.8%
BioMed Realty Trust, Inc.	687,981	18,093,900
Boston Properties, Inc.	183,850	21,583,990
Digital Realty Trust, Inc.	1,008,843	40,252,836
Highwoods Properties, Inc.	153,518	6,062,426
Kilroy Realty Corp.	154,650	11,405,438
Mack-Cali Realty Corp.	953,126	45,397,391
Parkway Properties, Inc. (a)	409,400	21,391,150
SL Green Realty Corp. (a)	755,150	103,591,477
Vornado Realty Trust	1,382,732	165,015,237
Washington Real Estate Investment Trust (a)	547,500	20,487,450

		453,281,295
Regional Malls 19.6%
General Growth Properties, Inc.	1,803,782	116,470,204
Taubman Centers, Inc.	401,600	23,288,784
The Macerich Co. (a)	1,009,096	93,200,106
Simon Property Group, Inc. (a)	1,954,795	217,470,944

		450,430,038
Shopping Centers 8.1%
Federal Realty Investment Trust	718,887	65,145,540
Regency Centers Corp.	1,054,900	88,136,895
Tanger Factory Outlet Centers, Inc. (a)	803,500	32,453,365

		185,735,800
Specialty Services 0.8%
Entertainment Properties Trust	290,723	17,516,061
Storage 5.4%
Extra Space Storage, Inc.	252,300	4,778,562
Public Storage, Inc.	1,077,228	101,981,175
Sovran Self Storage, Inc. (a)	317,468	17,590,902

		124,350,639

Total Real Estate Investment Trusts (“REITs”)		2,189,619,466
Other 3.7%
Brookfield Properties Corp.	852,050	34,337,615
FrontLine Capital Group*	12,400	0
Starwood Hotels & Resorts Worldwide, Inc.	788,651	51,144,017

Total Other		85,481,632

Total Common Stocks (Cost $1,726,134,019)		2,275,101,098
Securities Lending Collateral 4.7%
Daily Assets Fund Institutional, 5.35% (b) (c) (Cost $107,976,400)	107,976,400	107,976,400
Cash Equivalents 0.1%
Cash Management QP Trust, 5.33% (d) (Cost $2,669,179)	2,669,179	2,669,179
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,836,779,598)	103.9	2,385,746,677
Other Assets and Liabilities, Net	(3.9)	(90,500,432)

Net Assets	100.0	2,295,246,245

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2007 amounted to $104,814,512 which is 4.6% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   May 23, 2007